UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23084

Series Portfolios Trust

(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Ryan L. Roell, Principal Executive Officer

Series Portfolios Trust

c/o U.S. Bancorp Fund Services, LLC

777 East Wisconsin Ave, 6th Fl

Milwaukee, WI 53202
(Name and address of agent for service)

(414) 516-1709

Registrant’s telephone number, including area code

Date of fiscal year end: August 31, 2026

Date of reporting period: February 28, 2026

Item 1. Reports to Stockholders.

(a)

Eldridge AAA CLO ETF
CLOX (Principal U.S. Listing Exchange: NYSE Arca, Inc.)
Semi-Annual Shareholder Report | February 28, 2026
This semi-annual shareholder report contains important information about the Eldridge AAA CLO ETF for the period of September 1, 2025, to February 28, 2026. You can find additional information about the Fund at https://www.cloxfund.com. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Eldridge AAA CLO ETF	$10	0.20%
*	Annualized
KEY FUND STATISTICS (as of February 28, 2026)

Net Assets	$294,070,120
Number of Holdings	103
Net Advisory Fee	$251,775
Portfolio Turnover	7%
30-Day SEC Yield	4.75%
30-Day SEC Yield Unsubsidized	4.75%
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)

Top 10 Issuers (% of net assets)
Palmer Square CLO Ltd.	7.1%
Benefit Street Partners CLO Ltd.	6.2%
ARES CLO	5.9%
Neuberger Berman CLO Ltd.	5.3%
CIFC Funding Ltd.	5.2%
Bain Capital Credit CLO	5.0%
Elmwood CLO Ltd.	4.0%
Carlyle Global Market Strategies	4.0%
Sixth Street CLO	4.0%
Madison Park Funding Ltd.	3.7%

Security Type (% of net assets)
Collateralized Loan Obligations	97.7%
Cash & Other	2.3%

Industry (% of net assets)
Asset Backed Securities	97.7%
Cash & Other	2.3%
MANAGED DISTRIBUTIONS
For the 6-month period ending February 28, 2026, the Fund made monthly distributions totaling $6.3 million or $0.65 per share with an average of $0.11 per share per month. From inception through February 28, 2026, the Fund has made monthly distributions totaling $16.4 million or $3.75 per share. None of the Fund’s dividends to date has been a return of capital.
Eldridge AAA CLO ETF	PAGE 1	TSR-SAR-81752T486

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.cloxfund.com.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Eldridge Structured Credit Advisers, LLC documents not be householded, please contact Eldridge Structured Credit Advisers, LLC at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Eldridge Structured Credit Advisers, LLC or your financial intermediary.
Eldridge AAA CLO ETF	PAGE 2	TSR-SAR-81752T486

Eldridge BBB-B CLO ETF
CLOZ (Principal U.S. Listing Exchange: NYSE Arca, Inc.)
Semi-Annual Shareholder Report | February 28, 2026
This semi-annual shareholder report contains important information about the Eldridge BBB-B CLO ETF for the period of September 1, 2025, to February 28, 2026. You can find additional information about the Fund at https://clozfund.com. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Eldridge BBB-B CLO ETF	$25	0.50%
*	Annualized
KEY FUND STATISTICS (as of February 28, 2026)

Net Assets	$611,421,155
Number of Holdings	176
Net Advisory Fee	$1,979,234
Portfolio Turnover	12%
30-Day SEC Yield	7.11%
30-Day SEC Yield Unsubsidized	7.11%
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)

Top 10 Issuers (% of net assets)
Carlyle Global Market Strategies	6.8%
ARES CLO	6.5%
CIFC Funding Ltd.	6.3%
Palmer Square CLO Ltd.	6.2%
Elmwood CLO Ltd.	4.9%
Madison Park Funding Ltd.	4.4%
OHA Credit Funding	4.1%
KKR CLO Trust	3.9%
AGL CLO Ltd.	3.9%
OCP CLO Ltd.	3.8%

Security Type (% of net assets)
Collateralized Loan Obligations	96.6%
Cash & Other	3.4%

Industry (% of net assets)
Asset Backed Securities	96.6%
Cash & Other	3.4%
MANAGED DISTRIBUTIONS
For the 6-month period ending February 28, 2026, the Fund made monthly distributions totaling $30.1 million or $1.00 per share with an average of $0.17 per share per month. From inception through February 28, 2026, the Fund has made monthly distributions totaling $108.2 million or $6.95 per share. None of the Fund’s dividends to date has been a return of capital.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://clozfund.com.
Eldridge BBB-B CLO ETF	PAGE 1	TSR-SAR-81752T528

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Eldridge Structured Credit Advisers, LLC documents not be householded, please contact Eldridge Structured Credit Advisers, LLC at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Eldridge Structured Credit Advisers, LLC or your financial intermediary.
Eldridge BBB-B CLO ETF	PAGE 2	TSR-SAR-81752T528

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for Semi-Annual Reports.

Item 3. Audit Committee Financial Expert.

Not applicable for Semi-Annual Reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for Semi-Annual Reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for Semi-Annual Reports.

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7(a) of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

ELDRIDGE AAA CLO ETF
TICKER SYMBOL: CLOX
ELDRIDGE BBB-B CLO ETF
TICKER SYMBOL: CLOZ
Semi-Annual Financial Statements and Additional Information
February 28, 2026

Eldridge AAA CLO ETF
Schedule of Investments
February 28, 2026 (Unaudited)

	Par	Value
COLLATERALIZED LOAN OBLIGATIONS — 97.7%(a)(b)
Bermuda — 1.8%
OHA Credit Funding, Series 2024-17A, Class A, 5.15% (3 mo. Term SOFR + 1.48%), 04/20/2037	$1,250,000	$1,250,610
RR Ltd., Series 2023-27A, Class A1AR, 4.90% (3 mo. Term SOFR + 1.23%), 10/15/2040	4,000,000	4,000,000
		5,250,610
Cayman Islands — 82.0%(c)
AGL CLO Ltd.
Series 2024-33A, Class A1, 5.02% (3 mo. Term SOFR + 1.35%), 07/21/2037	2,815,000	2,822,750
Series 2025-38A, Class A1, 4.91% (3 mo. Term SOFR + 1.24%), 01/22/2038	5,000,000	5,015,875
Aimco CLO
Series 2015-AA, Class A1R4, 4.92% (3 mo. Term SOFR + 1.25%), 10/17/2038	3,000,000	3,004,020
Series 2019-10A, Class ARR, 5.08% (3 mo. Term SOFR + 1.41%), 07/22/2037	1,445,000	1,447,269
Apidos CLO, Series 2021-37A, Class A, 5.06% (3 mo. Term SOFR + 1.39%), 10/22/2034	1,500,000	1,502,296
ARES CLO
Series 2016-41A, Class AR2, 5.00% (3 mo. Term SOFR + 1.33%), 04/15/2034	900,000	901,253
Series 2020-56A, Class A1R2, 4.92% (3 mo. Term SOFR + 1.25%), 01/25/2038	2,000,000	2,001,000
Series 2021-61A, Class A1R, 5.20% (3 mo. Term SOFR + 1.53%), 04/20/2037	1,500,000	1,503,021
Series 2022-63A, Class A1R, 4.98% (3 mo. Term SOFR + 1.31%), 10/15/2038	5,000,000	5,020,560
Series 2022-ALF3A, Class A1R, 4.94% (3 mo. Term SOFR + 1.27%), 07/25/2036	6,000,000	6,010,062
Ares Loan Funding IX Ltd., Series 2025-ALF9A, Class A1, 4.85% (3 mo. Term SOFR + 1.18%), 03/31/2038	4,000,000	4,001,520
Babson CLO Ltd.
Series 2021-3A, Class AR, 4.80% (3 mo. Term SOFR + 1.13%), 01/18/2035	5,000,000	5,005,860
Series 2022-4A, Class A1R, 5.03% (3 mo. Term SOFR + 1.36%), 10/20/2037	2,025,000	2,028,289
Bain Capital Credit CLO
Series 2017-2A, Class A1R3, 5.07% (3 mo. Term SOFR + 1.40%), 07/25/2037	2,000,000	2,005,854
Series 2020-5A, Class ARR, 4.82% (3 mo. Term SOFR + 1.15%), 04/20/2034	2,750,000	2,753,289
Series 2021-4A, Class A1RR, 4.67% (3 mo. Term SOFR + 1.00%), 10/20/2034	5,000,000	5,001,495
Basswood Park CLO Ltd., Series 2021-1A, Class AR, 4.70% (3 mo. Term SOFR + 1.03%), 04/20/2034	2,026,500	2,027,491
Benefit Street Partners CLO Ltd.
Series 2015-6BR, Class A1R, 4.85% (3 mo. Term SOFR + 1.18%), 04/20/2038	3,750,000	3,754,282

The accompanying notes are an integral part of these financial statements.

1

Eldridge AAA CLO ETF
Schedule of Investments
February 28, 2026 (Unaudited)(Continued)

	Par	Value
COLLATERALIZED LOAN OBLIGATIONS — (Continued)
Cayman Islands — (Continued)
Series 2016-10A, Class A1R3, 4.97% (3 mo. Term SOFR + 1.30%), 07/20/2038	$2,830,000	$2,836,509
Series 2018-16A, Class A1R2, 4.99% (3 mo. Term SOFR + 1.32%), 01/17/2038	4,500,000	4,507,758
Series 2020-21A, Class A1R2, 4.91% (3 mo. Term SOFR + 1.24%), 01/15/2039	1,000,000	1,000,500
Series 2024-38A, Class A, 4.98% (3 mo. Term SOFR + 1.31%), 01/25/2038	3,000,000	3,007,248
Buckhorn Park CLO Ltd., Series 2019-1A, Class ARR, 4.74% (3 mo. Term SOFR + 1.07%), 07/18/2034	2,950,000	2,953,460
Carlyle Global Market Strategies
Series 2019-4A, Class A11R, 4.99% (3 mo. Term SOFR + 1.32%), 04/15/2035	3,250,000	3,256,724
Series 2023-3A, Class A1R, 4.90% (3 mo. Term SOFR + 1.23%), 10/15/2038	6,000,000	6,013,464
Series 2024-2A, Class A, 5.19% (3 mo. Term SOFR + 1.52%), 04/25/2037	2,500,000	2,506,720
CIFC Funding Ltd.
Series 2014-3A, Class A1R, 4.85% (3 mo. Term SOFR + 1.18%), 03/31/2038	4,000,000	4,002,748
Series 2017-1A, Class ARR, 5.22% (3 mo. Term SOFR + 1.55%), 04/21/2037	835,000	836,571
Series 2018-2A, Class A1R, 5.04% (3 mo. Term SOFR + 1.37%), 10/20/2037	3,000,000	3,010,704
Series 2018-4A, Class AR, 4.89% (3 mo. Term SOFR + 1.22%), 01/17/2038	2,500,000	2,503,213
Series 2020-4A, Class A1R, 4.97% (3 mo. Term SOFR + 1.30%), 01/15/2040	4,000,000	4,006,516
Series 2022-2A, Class A1R, 4.64% (3 mo. Term SOFR + 0.97%), 04/19/2035	800,000	800,236
Elmwood CLO Ltd.
Series 2020-2A, Class ARR, 5.04% (3 mo. Term SOFR + 1.37%), 10/20/2037	1,500,000	1,502,860
Series 2021-5A, Class AR, 5.03% (3 mo. Term SOFR + 1.36%), 10/15/2037	900,000	902,475
Series 2022-8A, Class AR2, 4.89% (3 mo. Term SOFR + 1.22%), 10/15/2038	4,570,000	4,571,791
Series 2024-12RA, Class AR, 5.01% (3 mo. Term SOFR + 1.34%), 10/20/2037	1,500,000	1,503,391
Series 2024-1A, Class A1, 5.17% (3 mo. Term SOFR + 1.50%), 04/18/2037	1,850,000	1,854,327
Series 2024-3A, Class A, 5.19% (3 mo. Term SOFR + 1.52%), 04/18/2037	1,500,000	1,501,985
Flatiron CLO Ltd., Series 2024-2A, Class A, 5.02% (3 mo. Term SOFR + 1.35%), 10/17/2037	3,000,000	3,008,484
Goldentree Loan Opportunities Ltd., Series 2024-22A, Class A, 5.00% (3 mo. Term SOFR + 1.33%), 10/20/2037	3,000,000	3,009,345
Harriman Park CLO Ltd., Series 2020-1A, Class ARR, 4.97% (3 mo. Term SOFR + 1.30%), 07/20/2038	3,000,000	3,013,305

The accompanying notes are an integral part of these financial statements.

2

Eldridge AAA CLO ETF
Schedule of Investments
February 28, 2026 (Unaudited)(Continued)

	Par	Value
COLLATERALIZED LOAN OBLIGATIONS — (Continued)
Cayman Islands — (Continued)
Kennedy Lewis CLO Ltd., Series 2024-17A, Class A1, 5.07% (3 mo. Term SOFR + 1.40%), 10/22/2037	$3,000,000	$3,010,695
KKR CLO Trust, Series 2024-47A, Class A, 5.04% (3 mo. Term SOFR + 1.37%), 01/15/2038	4,000,000	4,015,052
Lakeside Park CLO Ltd., Series 2025-1A, Class A, 4.82% (3 mo. Term SOFR + 1.15%), 04/15/2038	2,000,000	2,000,500
Madison Park Funding Ltd.
Series 2018-30A, Class A1R, 5.03% (3 mo. Term SOFR + 1.36%), 07/16/2037	3,000,000	3,004,839
Series 2019-34A, Class A1RR, 5.04% (3 mo. Term SOFR + 1.37%), 10/16/2037	2,000,000	2,006,892
Series 2022-62A, Class A1R2, 4.97% (3 mo. Term SOFR + 1.30%), 07/16/2038	2,000,000	2,008,970
Series 2024-67A, Class A1, 5.18% (3 mo. Term SOFR + 1.51%), 04/25/2037	1,300,000	1,302,855
Series 2025-70A, Class A1, 4.97% (3 mo. Term SOFR + 1.30%), 09/04/2038	2,500,000	2,506,507
Magnetite CLO Ltd.
Series 2023-34A, Class A1R, 4.81% (3 mo. Term SOFR + 1.14%), 01/15/2038	2,100,000	2,100,397
Series 2023-37A, Class A1R, 4.87% (3 mo. Term SOFR + 1.20%), 10/25/2038	2,500,000	2,499,880
Series 2024-40A, Class A1, 5.12% (3 mo. Term SOFR + 1.45%), 07/15/2037	2,000,000	2,005,974
Series 2024-44A, Class A1, 5.02% (3 mo. Term SOFR + 1.35%), 10/15/2037	2,750,000	2,759,702
Neuberger Berman CLO Ltd.
Series 2019-31A, Class AR2, 4.90% (3 mo. Term SOFR + 1.23%), 01/20/2039	3,850,000	3,856,545
Series 2020-36RA, Class A, 4.94% (3 mo. Term SOFR + 1.27%), 07/20/2039	3,500,000	3,515,225
Series 2020-39A, Class A1R, 5.20% (3 mo. Term SOFR + 1.53%), 04/20/2038	1,250,000	1,252,160
Series 2021-43A, Class AR, 4.72% (3 mo. Term SOFR + 1.05%), 07/17/2036	900,000	901,027
Series 2024-59A, Class A1, 4.96% (3 mo. Term SOFR + 1.29%), 01/23/2039	2,000,000	2,007,458
Series 2025-62A, Class A1, 4.99% (3 mo. Term SOFR + 1.23%), 10/17/2038	4,000,000	4,006,776
OCP CLO Ltd.
Series 2017-13A, Class AR2, 5.01% (3 mo. Term SOFR + 1.34%), 11/26/2037	2,060,000	2,068,057
Series 2019-17A, Class AR2, 5.07% (3 mo. Term SOFR + 1.40%), 07/20/2037	3,000,000	3,009,672
Series 2021-22A, Class AR, 5.02% (3 mo. Term SOFR + 1.35%), 10/20/2037	3,000,000	3,007,875
Octagon Investment Partners Ltd.
Series 2016-1A, Class A1R2, 5.09% (3 mo. Term SOFR + 1.42%), 07/18/2037	2,000,000	2,005,546

The accompanying notes are an integral part of these financial statements.

3

Eldridge AAA CLO ETF
Schedule of Investments
February 28, 2026 (Unaudited)(Continued)

	Par	Value
COLLATERALIZED LOAN OBLIGATIONS — (Continued)
Cayman Islands — (Continued)
Series 2020-3A, Class A1R2, 5.03% (3 mo. Term SOFR + 1.36%), 01/15/2038	$2,950,000	$2,964,030
Series 2021-1A, Class AR, 4.74% (3 mo. Term SOFR + 1.07%), 10/15/2034	1,790,000	1,792,137
OHA Credit Funding
Series 2020-5A, Class AR, 5.02% (3 mo. Term SOFR + 1.35%), 10/18/2037	3,000,000	3,013,728
Series 2021-10RA, Class A1, 4.93% (3 mo. Term SOFR + 1.26%), 07/18/2037	2,500,000	2,510,603
Series 2024-17RA, Class A1, 4.81% (3 mo. Term SOFR + 1.14%), 04/20/2039	1,250,000	1,250,544
OHA Credit Partners Ltd., Series 2021-16A, Class AR, 5.02% (3 mo. Term SOFR + 1.35%), 10/18/2037	4,225,000	4,244,317
Palmer Square CLO Ltd.
Series 2019-1A, Class A1R2, 4.90% (3 mo. Term SOFR + 1.25%), 08/14/2038	4,000,000	4,012,928
Series 2021-1A, Class A1AR, 4.82% (3 mo. Term SOFR + 1.15%), 04/20/2038	3,300,000	3,304,775
Series 2024-2A, Class A1, 5.07% (3 mo. Term SOFR + 1.40%), 07/20/2037	3,000,000	3,007,455
Series 2024-3A, Class A, 5.02% (3 mo. Term SOFR + 1.35%), 07/20/2037	1,500,000	1,504,773
Series 2025-3A, Class A, 4.97% (3 mo. Term SOFR + 1.30%), 07/20/2037	6,000,000	6,024,888
Rad CLO
Series 2021-15A, Class A1AR, 5.03% (3 mo. Term SOFR + 1.36%), 07/20/2040	1,000,000	1,005,844
Series 2023-22A, Class A1AR, 4.98% (3 mo. Term SOFR + 1.25%), 10/20/2040	5,000,000	5,014,875
Regatta Funding Ltd.
Series 2021-1A, Class A1R, 4.83% (3 mo. Term SOFR + 1.16%), 04/15/2038	1,500,000	1,498,500
Series 2024-4A, Class A1, 4.99% (3 mo. Term SOFR + 1.32%), 01/25/2038	4,000,000	4,007,988
Rockland Park CLO Ltd., Series 2021-1A, Class A1R, 4.97% (3 mo. Term SOFR + 1.30%), 07/20/2038	4,300,000	4,320,313
RR 32 Ltd., Series 2024-32RA, Class A1R, 5.03% (3 mo. Term SOFR + 1.36%), 10/15/2039	1,500,000	1,505,160
Sixth Street CLO
Series 2019-13A, Class A1R2, 4.89% (3 mo. Term SOFR + 1.22%), 01/21/2038	2,500,000	2,503,920
Series 2021-17A, Class A1R, 4.82% (3 mo. Term SOFR + 1.15%), 04/17/2038	5,000,000	5,003,530
Series 2024-25A, Class A, 5.15% (3 mo. Term SOFR + 1.48%), 07/24/2037	3,250,000	3,258,288
Series 2024-27A, Class A, 5.01% (3 mo. Term SOFR + 1.34%), 01/17/2038	1,000,000	1,002,275
TICP CLO Ltd., Series 2018-11A, Class AR, 5.20% (3 mo. Term SOFR + 1.53%), 04/25/2037	3,000,000	3,005,142

The accompanying notes are an integral part of these financial statements.

4

Eldridge AAA CLO ETF
Schedule of Investments
February 28, 2026 (Unaudited)(Continued)

	Par	Value
COLLATERALIZED LOAN OBLIGATIONS — (Continued)
Cayman Islands — (Continued)
Wellman Park CLO Ltd., Series 2021-1A, Class AR, 5.02% (3 mo. Term SOFR + 1.35%), 07/15/2037	$2,500,000	$2,504,250
		241,029,387
Jersey — 13.6%
AGL CLO Ltd., Series 2022-20A, Class A1R, 5.04% (3 mo. Term SOFR + 1.37%), 10/20/2037	2,650,000	2,658,976
Apidos CLO
Series 2022-40A, Class AR, 5.02% (3 mo. Term SOFR + 1.35%), 07/15/2037	2,500,000	2,505,690
Series 2024-48A, Class A1, 5.11% (3 mo. Term SOFR + 1.44%), 07/25/2037	3,000,000	3,006,150
ARES CLO, Series 2023-ALF4A, Class A1R, 4.90% (3 mo. Term SOFR + 1.23%), 10/15/2038	2,000,000	2,000,588
Bain Capital Credit CLO
Series 2022-4A, Class A1R, 5.05% (3 mo. Term SOFR + 1.38%), 10/16/2037	2,000,000	2,006,738
Series 2024-2A, Class A1, 5.19% (3 mo. Term SOFR + 1.52%), 07/15/2037	3,000,000	3,006,603
Benefit Street Partners CLO Ltd., Series 2022-28A, Class AR, 5.02% (3 mo. Term SOFR + 1.35%), 10/20/2037	3,000,000	3,012,351
Birch Grove CLO, Series 2024-8A, Class A1, 5.30% (3 mo. Term SOFR + 1.63%), 04/20/2037	1,140,000	1,140,535
Danby Park CLO Ltd., Series 2022-1A, Class AR, 5.03% (3 mo. Term SOFR + 1.36%), 10/21/2037	2,000,000	2,002,652
Goldentree Loan Opportunities Ltd., Series 2023-17A, Class AR, 4.95% (3 mo. Term SOFR + 1.28%), 01/20/2039	5,000,000	5,017,860
Hartwick Park CLO Ltd., Series 2023-1A, Class AR, 4.83% (3 mo. Term SOFR + 1.16%), 01/20/2037	6,000,000	6,009,240
Neuberger Berman Loan Advisers NBLA CLO 52 Ltd., Series 2022-52A, Class AR, 5.02% (3 mo. Term SOFR + 1.35%), 10/24/2038	2,500,000	2,509,165
OCP CLO Ltd., Series 2024-36A, Class A1, 5.03% (3 mo. Term SOFR + 1.36%), 10/16/2037	2,200,000	2,209,187
Palmer Square CLO Ltd., Series 2022-3A, Class A1R, 5.02% (3 mo. Term SOFR + 1.35%), 07/20/2037	3,000,000	3,004,740
		40,090,475
United States — 0.3%
Clover CLO, Series 2020-1A, Class A1RR, 5.06% (3 mo. Term SOFR + 1.39%), 07/15/2037	1,000,000	1,002,970
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $287,115,695)		287,373,442
TOTAL INVESTMENTS — 97.7% (Cost $287,115,695)		$287,373,442
Money Market Deposit Account — 2.2%(d)		6,346,437
Other Assets in Excess of Liabilities — 0.1%		350,241
TOTAL NET ASSETS — 100.0%		$294,070,120

The accompanying notes are an integral part of these financial statements.

5

Eldridge AAA CLO ETF
Schedule of Investments
February 28, 2026 (Unaudited)(Continued)
Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
SOFR - Secured Overnight Financing Rate
(a)	Variable rate securities. The coupon is based on a reference index and spread. The rate reported is the rate in effect as of February 28, 2026.
(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of February 28, 2026, the value of these securities total $287,373,442 or 97.7% of the Fund’s net assets.

(c)
To the extent that the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting such country or region.

(d)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of February 28, 2026 was 3.36%.

The accompanying notes are an integral part of these financial statements.

6

Eldridge BBB-B CLO ETF
Schedule of Investments
February 28, 2026 (Unaudited)

	Par	Value
COLLATERALIZED LOAN OBLIGATIONS — 96.6%(a)(b)
Bermuda — 1.1%
OHA Credit Funding, Series 2022-13A, Class D1R, 6.47% (3 mo. Term SOFR + 2.80%), 07/20/2037	$3,000,000	$2,955,087
Rad CLO, Series 2024-25A, Class D2, 8.12% (3 mo. Term SOFR + 4.45%), 07/20/2037	1,500,000	1,489,710
RR Ltd., Series 2022-20A, Class DR, 8.17% (3 mo. Term SOFR + 4.50%), 07/15/2037	2,500,000	2,259,375
		6,704,172
Cayman Islands — 84.6%(c)
AGL CLO Ltd.
Series 2021-10A, Class D1R2, 6.21% (3 mo. Term SOFR + 2.55%), 04/15/2039	5,000,000	4,823,660
Series 2021-10A, Class ER2, 9.16% (3 mo. Term SOFR + 5.50%), 04/15/2039	4,000,000	3,805,000
Series 2022-17A, Class DR, 6.12% (3 mo. Term SOFR + 2.45%), 01/21/2035	1,500,000	1,438,560
Series 2023-25A, Class D1R, 6.57% (3 mo. Term SOFR + 2.90%), 07/21/2038	4,000,000	3,912,796
Aimco CLO
Series 2021-14A, Class E1R, 8.47% (3 mo. Term SOFR + 4.80%), 10/20/2038	2,000,000	1,875,000
Series 2021-16A, Class ER, 9.27% (3 mo. Term SOFR + 5.60%), 07/17/2037	3,500,000	3,469,375
Apidos CLO, Series 2021-37A, Class D, 6.98% (3 mo. Term SOFR + 3.31%), 10/22/2034	2,000,000	2,006,858
ARES CLO
Series 2013-2A, Class DR3, 6.67% (3 mo. Term SOFR + 3.00%), 10/28/2034	3,000,000	3,001,407
Series 2016-39A, Class ER3, 10.42% (3 mo. Term SOFR + 6.75%), 07/18/2037	5,000,000	4,837,050
Series 2017-43A, Class D1R2, 6.67% (3 mo. Term SOFR + 3.00%), 01/15/2038	3,500,000	3,454,500
Series 2019-54A, Class D1R2, 6.57% (3 mo. Term SOFR + 2.90%), 07/15/2038	5,000,000	4,906,165
Series 2021-61A, Class DR, 7.57% (3 mo. Term SOFR + 3.90%), 04/20/2037	2,900,000	2,850,781
Series 2022-63A, Class D1R, 6.67% (3 mo. Term SOFR + 3.00%), 10/15/2038	5,000,000	4,890,990
Series 2022-64A, Class ER, 10.17% (3 mo. Term SOFR + 6.50%), 10/24/2039	4,000,000	3,831,784
Series 2022-ALF2A, Class D1R2, 6.52% (3 mo. Term SOFR + 2.85%), 10/20/2038	5,000,000	4,896,995
Babson CLO Ltd.
Series 2019-2A, Class D1RR, 6.57% (3 mo. Term SOFR + 2.90%), 01/15/2038	7,500,000	7,408,800
Series 2019-3A, Class D1RR, 6.52% (3 mo. Term SOFR + 2.85%), 01/20/2036	1,000,000	978,750
Series 2020-1A, Class ER2, 9.17% (3 mo. Term SOFR + 5.50%), 01/15/2038	2,000,000	1,877,500

The accompanying notes are an integral part of these financial statements.

7

Eldridge BBB-B CLO ETF
Schedule of Investments
February 28, 2026 (Unaudited)(Continued)

	Par	Value
COLLATERALIZED LOAN OBLIGATIONS — (Continued)
Cayman Islands — (Continued)
Bain Capital Credit CLO
Series 2017-2A, Class ER3, 11.01% (3 mo. Term SOFR + 7.34%), 07/25/2037	$4,000,000	$3,869,976
Series 2019-1A, Class DR3, 6.36% (3 mo. Term SOFR + 2.70%), 04/19/2034	6,000,000	5,820,000
Series 2019-3A, Class DRR, 6.47% (3 mo. Term SOFR + 2.80%), 10/21/2034	5,000,000	4,868,750
Ballyrock CLO Ltd.
Series 2021-18A, Class C1R, 6.52% (3 mo. Term SOFR + 2.85%), 04/15/2038	4,100,000	3,962,347
Series 2021-1A, Class D1R, 6.52% (3 mo. Term SOFR + 2.85%), 01/15/2038	4,000,000	3,826,460
Series 2021-1A, Class ER, 8.92% (3 mo. Term SOFR + 5.25%), 01/15/2038	5,000,000	4,475,000
Series 2023-25A, Class C1R, 6.27% (3 mo. Term SOFR + 2.60%), 01/25/2038	3,000,000	2,858,625
Benefit Street Partners CLO Ltd.
Series 2018-14A, Class D1R, 6.92% (3 mo. Term SOFR + 3.25%), 10/20/2037	1,750,000	1,743,082
Series 2020-20A, Class D1RR, 6.37% (3 mo. Term SOFR + 2.70%), 10/15/2038	1,500,000	1,473,966
Series 2021-23A, Class DR, 6.57% (3 mo. Term SOFR + 2.90%), 04/25/2034	4,500,000	4,426,875
Series 2022-26A, Class D1R, 6.67% (3 mo. Term SOFR + 3.00%), 07/20/2037	8,250,000	8,169,340
Bethpage Park CLO Ltd., Series 2021-1A, Class D, 6.88% (3 mo. Term SOFR + 3.21%), 10/15/2036	5,000,000	4,922,000
Birch Grove CLO
Series 2021-2A, Class ER, 10.42% (3 mo. Term SOFR + 6.75%), 10/19/2037	2,000,000	1,963,878
Series 2022-4A, Class D1R, 6.87% (3 mo. Term SOFR + 3.20%), 07/15/2037	1,700,000	1,687,143
Carlyle Global Market Strategies
Series 2017-3A, Class ER2, 11.17% (3 mo. Term SOFR + 7.50%), 10/21/2037	7,325,000	7,439,548
Series 2021-10A, Class D1R, 6.52% (3 mo. Term SOFR + 2.85%), 01/20/2038	6,000,000	5,842,500
Series 2021-11A, Class D1R, 6.72% (3 mo. Term SOFR + 3.05%), 07/25/2037	2,500,000	2,477,835
Series 2021-2A, Class ER, 8.57% (3 mo. Term SOFR + 4.90%), 04/20/2038	2,750,000	2,478,437
Series 2021-5A, Class ER, 9.57% (3 mo. Term SOFR + 5.90%), 03/31/2038	1,500,000	1,447,250
Series 2021-6A, Class ER, 9.67% (3 mo. Term SOFR + 6.00%), 01/15/2038	5,000,000	4,878,620
Series 2022-3A, Class D1R2, 6.47% (3 mo. Term SOFR + 2.80%), 04/20/2039	3,000,000	2,915,616

The accompanying notes are an integral part of these financial statements.

8

Eldridge BBB-B CLO ETF
Schedule of Investments
February 28, 2026 (Unaudited)(Continued)

	Par	Value
COLLATERALIZED LOAN OBLIGATIONS — (Continued)
Cayman Islands — (Continued)
Series 2022-5A, Class ER, 10.77% (3 mo. Term SOFR + 7.10%), 10/15/2037	$2,400,000	$2,425,958
Series 2023-1A, Class ER, 9.42% (3 mo. Term SOFR + 5.75%), 07/20/2037	1,000,000	952,500
Series 2023-4A, Class D1R, 6.37% (3 mo. Term SOFR + 2.70%), 10/25/2038	3,000,000	2,897,532
Series 2024-1A, Class D, 7.57% (3 mo. Term SOFR + 3.90%), 04/15/2037	4,950,000	4,957,489
Series 2024-7A, Class E, 9.17% (3 mo. Term SOFR + 5.50%), 01/15/2037	3,000,000	2,861,250
CIFC Funding Ltd.
Series 2014-2RA, Class ER, 10.91% (3 mo. Term SOFR + 7.24%), 10/24/2037	7,000,000	6,756,841
Series 2014-5A, Class ER3, 11.17% (3 mo. Term SOFR + 7.50%), 07/17/2037	3,500,000	3,373,290
Series 2019-1A, Class D1R2, 6.72% (3 mo. Term SOFR + 3.05%), 10/20/2037	5,000,000	4,957,785
Series 2019-3A, Class D1R2, 6.42% (3 mo. Term SOFR + 2.75%), 01/16/2038	2,480,000	2,438,460
Series 2019-5A, Class D1R2, 6.37% (3 mo. Term SOFR + 2.70%), 10/15/2038	7,000,000	6,881,868
Series 2020-1A, Class ER, 10.18% (3 mo. Term SOFR + 6.51%), 07/15/2036	2,000,000	2,006,408
Series 2020-4A, Class DR, 6.47% (3 mo. Term SOFR + 2.80%), 01/15/2040	500,000	489,022
Series 2021-1A, Class D1R, 6.82% (3 mo. Term SOFR + 3.15%), 07/25/2037	710,000	700,780
Series 2021-4A, Class DR, 6.62% (3 mo. Term SOFR + 2.95%), 07/23/2037	1,088,000	1,077,030
Series 2021-5A, Class D1R, 6.42% (3 mo. Term SOFR + 2.75%), 01/15/2038	5,000,000	4,879,050
Series 2021-6A, Class D, 7.03% (3 mo. Term SOFR + 3.36%), 10/15/2034	2,000,000	2,005,252
Series 2022-2A, Class DR, 6.22% (3 mo. Term SOFR + 2.55%), 04/19/2035	3,000,000	2,876,250
Elmwood CLO Ltd.
Series 2020-3A, Class D1RR, 6.77% (3 mo. Term SOFR + 3.10%), 07/18/2037	4,250,000	4,163,377
Series 2020-4A, Class D1RR, 6.77% (3 mo. Term SOFR + 3.10%), 10/17/2037	3,490,000	3,421,547
Series 2021-3A, Class DR2, 6.72% (3 mo. Term SOFR + 3.05%), 07/20/2038	4,000,000	4,004,348
Series 2021-3A, Class ER2, 9.62% (3 mo. Term SOFR + 5.95%), 07/20/2038	4,000,000	3,866,000
Series 2022-3A, Class DR, 7.47% (3 mo. Term SOFR + 3.80%), 04/20/2037	1,000,000	1,002,486
Series 2022-5A, Class ERR, 9.47% (3 mo. Term SOFR + 5.80%), 07/17/2037	4,000,000	3,835,000

The accompanying notes are an integral part of these financial statements.

9

Eldridge BBB-B CLO ETF
Schedule of Investments
February 28, 2026 (Unaudited)(Continued)

	Par	Value
COLLATERALIZED LOAN OBLIGATIONS — (Continued)
Cayman Islands — (Continued)
Series 2022-6A, Class D1R2, 6.37% (3 mo. Term SOFR + 2.70%), 10/17/2038	$5,000,000	$4,938,120
Series 2023-1A, Class D1R, 6.47% (3 mo. Term SOFR + 2.80%), 04/17/2038	3,540,000	3,490,582
Series 2023-3A, Class D1R, 6.42% (3 mo. Term SOFR + 2.75%), 01/17/2038	1,000,000	983,834
Flatiron CLO Ltd., Series 2020-1A, Class D1R2, 6.31% (3 mo. Term SOFR + 2.65%), 11/20/2038	1,500,000	1,467,184
Golub Capital Partners CLO Ltd., Series 2019-41A, Class D1R2, 6.62% (3 mo. Term SOFR + 2.95%), 07/20/2038	2,500,000	2,435,750
KKR CLO Trust
Series 2022-41A, Class D, 6.92% (3 mo. Term SOFR + 3.25%), 04/15/2035	1,000,000	965,169
Series 2024-60A, Class D1, 6.67% (3 mo. Term SOFR + 3.00%), 01/15/2038	5,000,000	4,924,010
Series 35A, Class ER, 8.57% (3 mo. Term SOFR + 4.90%), 01/20/2038	4,668,000	4,078,665
Series 37A, Class D1R, 6.62% (3 mo. Term SOFR + 2.95%), 04/20/2038	7,000,000	6,740,377
Series 37A, Class ER, 9.42% (3 mo. Term SOFR + 5.75%), 04/20/2038	5,000,000	4,624,145
Lodi Park CLO Ltd., Series 2024-1A, Class E, 9.32% (3 mo. Term SOFR + 5.65%), 07/21/2037	2,500,000	2,294,000
Madison Park Funding Ltd.
Series 2018-27A, Class D1R, 6.52% (3 mo. Term SOFR + 2.85%), 04/20/2038	4,000,000	3,837,200
Series 2018-27A, Class ER, 9.17% (3 mo. Term SOFR + 5.50%), 04/20/2038	3,500,000	3,134,600
Series 2018-28A, Class ER, 10.02% (3 mo. Term SOFR + 6.35%), 01/15/2038	7,500,000	6,865,635
Series 2019-34A, Class D1RR, 7.02% (3 mo. Term SOFR + 3.35%), 10/16/2037	5,000,000	4,812,185
Series 2020-47A, Class ER, 10.32% (3 mo. Term SOFR + 6.65%), 04/19/2037	2,000,000	1,840,452
Series 2022-54A, Class D1R, 6.82% (3 mo. Term SOFR + 3.15%), 10/21/2037	4,000,000	3,927,264
Series 2022-54A, Class ER, 10.17% (3 mo. Term SOFR + 6.50%), 10/21/2037	2,500,000	2,305,450
Magnetite CLO Ltd.
Series 2016-17A, Class DR2, 7.17% (3 mo. Term SOFR + 3.50%), 04/20/2037	3,000,000	3,002,085
Series 2021-29A, Class DR, 6.72% (3 mo. Term SOFR + 3.05%), 07/15/2037	3,000,000	2,981,190
Series 2021-30A, Class ER, 9.21% (3 mo. Term SOFR + 5.35%), 10/25/2037	3,000,000	2,838,750
Series 2023-36A, Class DR, 6.47% (3 mo. Term SOFR + 2.80%), 07/25/2038	7,000,000	6,954,206
Neuberger Berman CLO Ltd.
Series 2016-21A, Class D1R3, 6.57% (3 mo. Term SOFR + 2.90%), 01/20/2039	5,000,000	4,950,155

The accompanying notes are an integral part of these financial statements.

10

Eldridge BBB-B CLO ETF
Schedule of Investments
February 28, 2026 (Unaudited)(Continued)

	Par	Value
COLLATERALIZED LOAN OBLIGATIONS — (Continued)
Cayman Islands — (Continued)
Series 2017-16SA, Class D1R2, 6.37% (3 mo. Term SOFR + 2.70%), 04/15/2039	$4,500,000	$4,336,875
Series 2018-30A, Class D1R2, 6.47% (3 mo. Term SOFR + 2.80%), 01/20/2039	5,750,000	5,650,295
Series 2019-31A, Class D1R2, 6.37% (3 mo. Term SOFR + 2.70%), 01/20/2039	4,000,000	3,903,220
Series 2021-43A, Class DR, 6.32% (3 mo. Term SOFR + 2.65%), 07/17/2036	1,170,000	1,131,975
Series 2021-46A, Class DR, 6.32% (3 mo. Term SOFR + 2.65%), 01/20/2037	2,000,000	1,930,000
Oaktree CLO Ltd.
Series 2019-2A, Class DR, 10.86% (3 mo. Term SOFR + 7.19%), 10/15/2037	3,500,000	3,395,032
Series 2022-3A, Class ER, 10.17% (3 mo. Term SOFR + 6.50%), 10/15/2037	2,000,000	2,005,438
Series 2023-2A, Class D1R, 6.72% (3 mo. Term SOFR + 3.05%), 07/20/2038	3,500,000	3,446,835
OCP CLO Ltd.
Series 2015-10A, Class D1R3, 6.52% (3 mo. Term SOFR + 2.85%), 01/26/2038	5,000,000	4,950,945
Series 2015-9A, Class D1R3, 6.17% (3 mo. Term SOFR + 2.50%), 01/15/2037	3,250,000	3,160,625
Series 2015-9A, Class ER3, 8.37% (3 mo. Term SOFR + 4.70%), 01/15/2037	2,000,000	1,840,000
Series 2016-11A, Class D1R3, 6.52% (3 mo. Term SOFR + 2.85%), 07/26/2038	2,000,000	1,985,336
Series 2020-20A, Class D1R, 7.27% (3 mo. Term SOFR + 3.60%), 04/18/2037	3,150,000	3,153,748
Series 2021-22A, Class D1R, 6.67% (3 mo. Term SOFR + 3.00%), 10/20/2037	1,000,000	993,508
Series 2022-25A, Class ER, 9.52% (3 mo. Term SOFR + 5.85%), 07/20/2037	5,000,000	4,950,160
Octagon Credit Investors LLC, Series 2024-3A, Class E, 9.57% (3 mo. Term SOFR + 5.90%), 07/24/2037	4,000,000	3,960,312
Octagon Investment Partners Ltd.
Series 2016-1A, Class ER2, 10.84% (3 mo. Term SOFR + 7.17%), 07/18/2039	6,000,000	5,719,590
Series 2016-1A, Class DR2, 6.97% (3 mo. Term SOFR + 3.30%), 07/18/2039	3,000,000	2,920,686
Series 2019-3A, Class ERR, 11.20% (3 mo. Term SOFR + 7.53%), 07/15/2037	2,000,000	2,009,142
Series 2020-3A, Class DAR2, 6.82% (3 mo. Term SOFR + 3.15%), 01/15/2039	4,000,000	4,005,784
Series 2021-1A, Class D1R, 6.42% (3 mo. Term SOFR + 2.75%), 03/20/2038	1,000,000	1,001,233
Series 2022-1A, Class ER, 10.07% (3 mo. Term SOFR + 6.40%), 01/23/2038	5,500,000	5,121,176

The accompanying notes are an integral part of these financial statements.

11

Eldridge BBB-B CLO ETF
Schedule of Investments
February 28, 2026 (Unaudited)(Continued)

	Par	Value
COLLATERALIZED LOAN OBLIGATIONS — (Continued)
Cayman Islands — (Continued)
Series 2024-4A, Class E, 9.97% (3 mo. Term SOFR + 6.30%), 10/23/2037	$3,500,000	$3,538,668
OHA Credit Funding
Series 2018-1A, Class D1R, 7.27% (3 mo. Term SOFR + 3.60%), 04/20/2037	4,000,000	4,007,584
Series 2019-2A, Class D1R2, 6.37% (3 mo. Term SOFR + 2.70%), 01/21/2038	3,000,000	2,891,250
Series 2020-5A, Class ER, 9.07% (3 mo. Term SOFR + 5.40%), 10/18/2037	1,000,000	948,750
Series 2020-7A, Class D1R2, 6.37% (3 mo. Term SOFR + 2.70%), 07/19/2038	2,000,000	1,968,658
Series 2021-10RA, Class D1, 6.37% (3 mo. Term SOFR + 2.70%), 07/18/2038	2,000,000	1,957,500
Series 2021-8A, Class D1R, 6.32% (3 mo. Term SOFR + 2.65%), 01/20/2038	4,500,000	4,325,625
Series 2022-12RA, Class D, 6.42% (3 mo. Term SOFR + 2.75%), 07/20/2037	5,000,000	4,912,500
Series 2024-17A, Class D1, 6.52% (3 mo. Term SOFR + 2.85%), 01/18/2038	1,000,000	997,367
OHA Credit Partners Ltd.
Series 2015-11A, Class D1R2, 6.77% (3 mo. Term SOFR + 3.10%), 04/20/2037	4,300,000	4,308,299
Series 2016-13A, Class D1R2, 6.67% (3 mo. Term SOFR + 3.00%), 10/21/2037	1,125,000	1,117,701
Series 2017-14A, Class D1R, 6.52% (3 mo. Term SOFR + 2.85%), 07/21/2037	4,000,000	3,950,284
OHA Loan Funding Ltd., Series 2016-1A, Class D1R2, 6.72% (3 mo. Term SOFR + 3.05%), 07/20/2037	4,500,000	4,494,452
Palmer Square CLO Ltd.
Series 2018-2A, Class CR, 7.57% (3 mo. Term SOFR + 3.90%), 04/16/2037	5,000,000	4,882,375
Series 2021-2A, Class DR1, 6.57% (3 mo. Term SOFR + 2.90%), 02/15/2038	1,000,000	990,477
Series 2021-3A, Class ER, 9.12% (3 mo. Term SOFR + 5.45%), 10/15/2038	3,400,000	3,170,500
Series 2021-4A, Class D1R, 6.52% (3 mo. Term SOFR + 2.85%), 07/15/2038	6,000,000	5,905,518
Series 2021-4A, Class ER, 9.42% (3 mo. Term SOFR + 5.75%), 07/15/2038	5,605,000	5,338,762
Series 2022-1A, Class ER, 8.87% (3 mo. Term SOFR + 5.20%), 10/20/2038	4,250,000	3,899,375
Series 2023-1A, Class D1R, 6.32% (3 mo. Term SOFR + 2.65%), 01/20/2038	2,495,000	2,453,972
Series 2023-2A, Class DR, 7.07% (3 mo. Term SOFR + 3.40%), 07/20/2038	5,000,000	4,992,700
Series 2023-4A, Class D1R, 6.62% (3 mo. Term SOFR + 2.95%), 10/20/2037	6,200,000	6,207,948

The accompanying notes are an integral part of these financial statements.

12

Eldridge BBB-B CLO ETF
Schedule of Investments
February 28, 2026 (Unaudited)(Continued)

	Par	Value
COLLATERALIZED LOAN OBLIGATIONS — (Continued)
Cayman Islands — (Continued)
Point Au Roche Park CLO, Series 2021-1A, Class D1R, 6.11% (3 mo. Term SOFR + 2.45%), 01/20/2039	$2,700,000	$2,566,890
Rad CLO, Series 2023-19A, Class D1R, 7.02% (3 mo. Term SOFR + 3.35%), 03/20/2038	6,000,000	6,008,766
Regatta Funding Ltd.
Series 2018-1A, Class D1R, 6.82% (3 mo. Term SOFR + 3.15%), 07/17/2037	875,000	876,383
Series 2018-1A, Class ER, 10.42% (3 mo. Term SOFR + 6.75%), 07/17/2037	5,000,000	4,786,360
Series 2021-5A, Class D1R, 6.47% (3 mo. Term SOFR + 2.80%), 01/20/2038	6,300,000	6,140,427
Series 2023-1A, Class D1R, 6.62% (3 mo. Term SOFR + 2.95%), 07/15/2038	7,000,000	6,838,811
Series 2023-1A, Class ER, 9.42% (3 mo. Term SOFR + 5.75%), 07/15/2038	2,500,000	2,381,250
RR Ltd.
Series 2019-7A, Class D1B, 10.17% (3 mo. Term SOFR + 6.50%), 01/15/2037	4,750,000	4,651,053
Series 2021-14A, Class C, 6.83% (3 mo. Term SOFR + 3.16%), 04/15/2036	2,000,000	1,994,650
Series 2024-36RA, Class C1R, 6.42% (3 mo. Term SOFR + 2.75%), 01/15/2040	720,000	723,527
Sixth Street CLO
Series 2021-18A, Class D1R, 6.37% (3 mo. Term SOFR + 2.70%), 10/17/2038	4,500,000	4,399,668
Series 2021-20A, Class D1R, 6.62% (3 mo. Term SOFR + 2.95%), 07/17/2038	6,000,000	5,886,162
Series 2024-26A, Class D1, 6.57% (3 mo. Term SOFR + 2.90%), 10/18/2037	4,000,000	3,994,624
TICP CLO Ltd., Series 2018-12A, Class ER2, 8.72% (3 mo. Term SOFR + 5.05%), 01/17/2039	5,400,000	4,974,750
TRESTLES CLO LLC, Series 2023-6A, Class D1R, 6.32% (3 mo. Term SOFR + 2.65%), 04/25/2038	2,000,000	1,972,500
Wellman Park CLO Ltd.
Series 2021-1A, Class D1R, 6.72% (3 mo. Term SOFR + 3.05%), 07/15/2037	2,500,000	2,403,720
Series 2021-1A, Class ER, 9.97% (3 mo. Term SOFR + 6.30%), 07/15/2037	5,000,000	4,591,030
		517,056,501
Jersey — 9.3%
AGL CLO Ltd.
Series 2022-21A, Class ER, 9.32% (3 mo. Term SOFR + 5.65%), 10/21/2037	4,500,000	4,168,561
Series 2023-24A, Class ER, 10.51% (3 mo. Term SOFR + 6.84%), 03/31/2038	2,650,000	2,532,303
Series 2024-30RA, Class D, 7.12% (3 mo. Term SOFR + 3.45%), 04/21/2037	3,000,000	2,947,272

The accompanying notes are an integral part of these financial statements.

13

Eldridge BBB-B CLO ETF
Schedule of Investments
February 28, 2026 (Unaudited)(Continued)

	Par	Value
COLLATERALIZED LOAN OBLIGATIONS — (Continued)
Jersey — (Continued)
Apidos CLO
Series 2022-41A, Class ER, 9.32% (3 mo. Term SOFR + 5.65%), 10/20/2037	$2,000,000	$1,987,500
ARES CLO
Series 2023-ALF4A, Class D1R, 6.42% (3 mo. Term SOFR + 2.75%), 10/15/2038	3,000,000	2,937,471
Series 2024-69A, Class E, 10.17% (3 mo. Term SOFR + 6.50%), 04/15/2036	4,000,000	3,914,112
Bain Capital Credit CLO, Series 2023-1A, Class D1R, 6.87% (3 mo. Term SOFR + 3.20%), 07/16/2038	2,000,000	2,002,522
Bear Mountain Park CLO Ltd., Series 2022-1A, Class ER, 9.62% (3 mo. Term SOFR + 5.95%), 07/15/2037	4,000,000	3,755,000
Brookhaven Park CLO Ltd., Series 2024-1A, Class D, 7.27% (3 mo. Term SOFR + 3.60%), 04/19/2037	1,500,000	1,448,985
Captree Park CLO Ltd.
Series 2024-1A, Class D, 6.92% (3 mo. Term SOFR + 3.25%), 07/20/2037	2,400,000	2,388,000
Series 2024-1A, Class E, 9.67% (3 mo. Term SOFR + 6.00%), 07/20/2037	3,600,000	3,530,448
Dryden Senior Loan Fund, Series 2022-108A, Class D1R, 6.77% (3 mo. Term SOFR + 3.10%), 07/18/2037	800,000	800,533
Goldentree Loan Opportunities Ltd.
Series 2022-14A, Class DR, 6.67% (3 mo. Term SOFR + 3.00%), 07/20/2037	2,800,000	2,805,429
Series 2024-20A, Class D, 6.82% (3 mo. Term SOFR + 3.15%), 07/20/2037	1,500,000	1,505,415
Series 2024-20A, Class E, 9.57% (3 mo. Term SOFR + 5.90%), 07/20/2037	3,000,000	2,970,042
Series 2024-21A, Class D, 6.72% (3 mo. Term SOFR + 3.05%), 07/20/2037	1,000,000	1,003,757
Golub Capital Partners CLO Ltd., Series 2023-66A, Class DR, 6.67% (3 mo. Term SOFR + 3.00%), 07/25/2038	1,000,000	981,454
Invesco CLO Ltd.
Series 2023-1A, Class ER, 10.57% (3 mo. Term SOFR + 6.90%), 04/22/2037	1,000,000	960,832
Series 2024-3A, Class D, 7.22% (3 mo. Term SOFR + 3.55%), 07/20/2037	1,400,000	1,398,600
KKR CLO Trust, Series 48A, Class ER, 9.97% (3 mo. Term SOFR + 6.09%), 10/20/2038	2,500,000	2,423,985
Neuberger Berman Loan Advisers NBLA CLO 53 Ltd., Series 2024-55A, Class D1, 7.17% (3 mo. Term SOFR + 3.50%), 04/22/2038	6,320,000	6,333,841
OCP CLO Ltd.
Series 2024-31A, Class D, 7.62% (3 mo. Term SOFR + 3.95%), 04/20/2037	250,000	249,576
Series 2024-37A, Class E, 9.17% (3 mo. Term SOFR + 5.50%), 10/15/2037	2,000,000	1,970,000

The accompanying notes are an integral part of these financial statements.

14

Eldridge BBB-B CLO ETF
Schedule of Investments
February 28, 2026 (Unaudited)(Continued)

	Par	Value
COLLATERALIZED LOAN OBLIGATIONS — (Continued)
Jersey — (Continued)
Regatta Funding Ltd., Series 2024-1A, Class E, 10.17% (3 mo. Term SOFR + 6.50%), 04/26/2037	$2,000,000	$2,010,108
		57,025,746
United States — 1.6%
Clover CLO
Series 2018-1A, Class D1RR, 7.12% (3 mo. Term SOFR + 3.45%), 04/20/2037	3,030,000	2,992,125
Series 2025-1A, Class D1RR, 6.17% (3 mo. Term SOFR + 2.50%), 01/25/2038	3,000,000	2,831,250
Flatiron CLO Ltd., Series 2023-1A, Class DR, 6.37% (3 mo. Term SOFR + 2.70%), 04/17/2036	4,000,000	3,935,000
		9,758,375
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $610,499,008)		590,544,794
TOTAL INVESTMENTS — 96.6% (Cost $610,499,008)		$590,544,794
Money Market Deposit Account — 3.9%(d)		23,913,305
Liabilities in Excess of Other Assets — (0.5)%		(3,036,944)
TOTAL NET ASSETS — 100.0%		$611,421,155

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
LLC - Limited Liability Company
SOFR - Secured Overnight Financing Rate
(a)	Variable rate securities. The coupon is based on a reference index and spread. The rate reported is the rate in effect as of February 28, 2026.
(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of February 28, 2026, the value of these securities total $590,544,794 or 96.6% of the Fund’s net assets.

(c)
To the extent that the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting such country or region.

(d)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of February 28, 2026 was 3.36%.

The accompanying notes are an integral part of these financial statements.

15

ELDRIDGE ETFs
STATEMENTS OF ASSETS AND LIABILITIES
February 28, 2026 (Unaudited)

	Eldridge AAA CLO ETF	Eldridge BBB-B CLO ETF
ASSETS:
Investments, at value	$287,373,442	$590,544,794
Cash equivalent - interest bearing deposit account	6,346,437	23,913,305
Receivable for investments sold	—	33,180,928
Receivable for fund shares sold	—	31,289,880
Interest receivable	1,644,840	5,370,010
Receivable for transaction fee	—	165,849
Total assets	295,364,719	684,464,766
LIABILITIES:
Payable for investments purchased	1,250,000	—
Payable to Adviser	44,599	291,491
Payable for capital shares redeemed	—	72,752,120
Total liabilities	1,294,599	73,043,611
NET ASSETS	$ 294,070,120	$611,421,155
Net Assets Consists of:
Paid-in capital	$292,991,704	$640,819,148
Total distributable earnings/(accumulated losses)	1,078,416	(29,397,993)
Total net assets	$ 294,070,120	$611,421,155
Net assets	$294,070,120	$611,421,155
Shares issued and outstanding(a)	11,500,000	23,600,000
Net asset value per share	$25.57	$25.91
Cost:
Investments, at cost	$287,115,695	$610,499,008

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

16

ELDRIDGE ETFs
Statements of Operations
For the Period Ended February 28, 2026 (Unaudited)

	Eldridge AAA CLO ETF	Eldridge BBB-B CLO ETF
INVESTMENT INCOME:
Interest income	$ 6,575,062	$30,357,938
Total investment income	6,575,062	30,357,938
EXPENSES:
Investment advisory fee (See Note 3)	251,775	1,979,234
Total expenses	251,775	1,979,234
NET INVESTMENT INCOME	6,323,287	28,378,704
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	—	(3,660,847)
In-kind redemptions	—	4,716
Net realized gain (loss)	—	(3,656,131)
Net change in unrealized appreciation (depreciation) on:
Investments	34,051	(21,063,368)
Net change in unrealized appreciation (depreciation)	34,051	(21,063,368)
Net realized and unrealized gain (loss)	34,051	(24,719,499)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ 6,357,338	$3,659,205

The accompanying notes are an integral part of these financial statements.

17

ELDRIDGE ETFs
Statements of Changes in Net Assets

	Eldridge AAA CLO ETF		Eldridge BBB-B CLO ETF
	Period Ended February 28, 2026 (Unaudited)	Year Ended August 31, 2025	Period Ended February 28, 2026 (Unaudited)	Year Ended August 31, 2025
OPERATIONS:
Net investment income	$6,323,287	$7,319,770	$28,378,704	$53,258,339
Net realized gain (loss)	—	(115,100)	(3,656,131)	(8,466,785)
Net change in unrealized appreciation (depreciation)	34,051	(162,449)	(21,063,368)	(2,909,054)
Net increase in net assets from operations	6,357,338	7,042,221	3,659,205	41,882,500
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings (See Note 4)	(6,297,010)	(6,807,633)	(30,079,134)	(52,980,216)
Total distributions to shareholders	(6,297,010)	(6,807,633)	(30,079,134)	(52,980,216)
CAPITAL TRANSACTIONS:
Shares sold	73,951,380	182,060,430	34,697,410	819,944,120
Shares redeemed	—	(35,373,550)	(242,817,450)	(425,010,070)
ETF transaction fees (See Note 6)	110,928	316,629	1,035,418	4,520,629
Net increase (decrease) in net assets from capital transactions(1)	74,062,308	147,003,509	(207,084,622)	399,454,679
NET INCREASE (DECREASE) IN NET ASSETS	74,122,636	147,238,097	(233,504,551)	388,356,963
NET ASSETS:
Beginning of the period	219,947,484	72,709,387	844,925,706	456,568,743
End of the period	$ 294,070,120	$219,947,484	$611,421,155	$844,925,706
(1) A summary of capital share transactions is as follows:
SHARES TRANSACTIONS
Shares sold	2,900,000	7,150,000	1,300,000	30,500,000
Shares redeemed	—	(1,400,000)	(9,200,000)	(16,000,000)
Total increase (decrease) in shares outstanding	2,900,000	5,750,000	(7,900,000)	14,500,000

The accompanying notes are an integral part of these financial statements.

18

Eldridge AAA CLO ETF
Financial Highlights
For a Fund share outstanding throughout the periods.

	Period Ended February 28, 2026 (Unaudited)	Year Ended August 31,		Period Ended August 31, 2023(a)
		2025	2024
PER SHARE DATA:
Net asset value, beginning of period	$25.58	$25.51	$25.25	$25.00
INVESTMENT OPERATIONS:
Net investment income(b)	0.64	1.44	1.69	0.21
Net realized and unrealized gain (loss) on investments(c)	(0.01)	(0.01)	0.12	0.10
Total from investment operations	0.63	1.43	1.81	0.31
LESS DISTRIBUTIONS FROM:
Net investment income	(0.65)	(1.40)	(1.58)	(0.10)
Net realized gains	—	(0.02)	—	—
Total distributions	(0.65)	(1.42)	(1.58)	(0.10)
ETF transaction fees per share	0.01	0.06	0.03	0.04
Net asset value, end of period	$25.57	$25.58	$25.51	$25.25
TOTAL RETURN, at NAV(d)	2.57%	5.99%	7.55%	1.39%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$294,070	$219,947	$72,709	$35,346
Ratio of expenses to average net assets(e)	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income (loss) to average net assets(e)	5.02%	5.64%	6.66%	6.74%
Portfolio turnover rate(d)(f)(g)	7%	65%	19%	0%

(a)	Inception date of the Fund was July 18, 2023.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
(g)
The numerator for the portfolio turnover rate includes the lesser of purchases or sales (excluding short-term investments and securities sold short). The denominator includes the average fair value of long positions throughout the period.

The accompanying notes are an integral part of these financial statements.

19

Eldridge BBB-B CLO ETF
Financial Highlights
For a Fund share outstanding throughout the periods.

	Period Ended February 28, 2026 (Unaudited)	Year Ended August 31,		Period Ended August 31, 2023(a)
		2025	2024
PER SHARE DATA:
Net asset value, beginning of period	$26.82	$26.86	$25.99	$25.00
INVESTMENT OPERATIONS:
Net investment income(b)	0.95	2.11	2.61	1.66
Net realized and unrealized gain (loss) on investments(c)	(0.89)	(0.13)	0.50	0.56
Total from investment operations	0.06	1.98	3.11	2.22
LESS DISTRIBUTIONS FROM:
Net investment income	(1.00)	(2.16)	(2.40)	(1.35)
Net realized gains	—	(0.04)	—	—
Total distributions	(1.00)	(2.20)	(2.40)	(1.35)
ETF transaction fees per share	0.03	0.18	0.16	0.12
Net asset value, end of period	$25.91	$26.82	$26.86	$25.99
TOTAL RETURN, at NAV(d)	0.29%	8.42%	13.17%	9.66%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$611,421	$844,926	$456,569	$83,162
Ratio of expenses to average net assets(e)	0.50%	0.50%	0.50%	0.50%
Ratio of net investment income (loss) to average net assets(e)	7.17%	7.89%	9.84%	10.87%
Portfolio turnover rate(d)(f)(g)	12%	99%	21%	0%

(a)	Inception date of the Fund was January 23, 2023.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
(g)
The numerator for the portfolio turnover rate includes the lesser of purchases or sales (excluding short-term investments and securities sold short). The denominator includes the average fair value of long positions throughout the period.

The accompanying notes are an integral part of these financial statements.

20

ELDRIDGE ETFs
Notes to the Financial Statements
February 28, 2026
1. ORGANIZATION
Series Portfolios Trust (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated July 27, 2015. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Eldridge AAA CLO ETF and the Eldridge BBB-B CLO ETF (each separately a “Fund”, or collectively, the “Funds”) are non-diversified series with each having its own investment objectives and policies within the Trust. The Eldridge BBB-B CLO ETF’s inception was on January 23, 2023, and the Eldridge AAA CLO ETF’s inception was on July 18, 2023. Prior to January 1, 2025, the Eldridge AAA CLO ETF was named the Panagram AAA CLO ETF, and the Eldridge BBB-B CLO ETF was named the Panagram BBB-B CLO ETF. The Funds’ investment Adviser, Eldridge Structured Credit Advisers, LLC (“the “Adviser”) (formerly Panagram Structured Asset Management) is responsible for providing management oversight, investment advisory services, day-to-day management of the Funds’ assets, as well as compliance, sales, marketing, and operations services to the Funds. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (the “Codification”) Topic 946 Financial Services – Investment Companies. The Funds do not hold themselves out as related to any other series of the Trust for purposes of investment and investor services, nor do they share the same investment adviser with any other series of the Trust.
The Eldridge AAA CLO ETF’s investment objective is to generate current income, with a secondary objective of capital preservation. The Fund, under normal conditions, will invest at least 80% of its net assets (plus any borrowings made for investment purposes) in collateralized loan obligations (“CLOs”) that are rated at the time of purchase, AAA or an equivalent rating by a nationally recognized statistical rating organization (“NRSRO”) (or, if unrated, securities deemed by the Adviser to be of comparable quality).
The Eldridge BBB-B CLO ETF’s investment objective is to generate current income, with a secondary objective of capital preservation. The Fund, under normal circumstances, will invest at least 80% of its net assets (plus any borrowings made for investment purposes) in CLO’s that are rated at the time of purchase, between BBB+ and B- or an equivalent rating by a nationally recognized statistical rating organization (“NRSRO”) (or, if unrated, securities deemed by the Adviser to be of comparable quality).
CLOs are structured products with a “long-only” investment strategy (i.e., a strategy that does not include short positions) that issue multiple tranches of asset-backed securities. CLOs are collateralized by a pool of loans, which may include, among others, senior secured loans, senior unsecured loans, and subordinate corporate loans.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).
A.
Investment Valuation – The following is a summary of the Funds’ pricing procedures. It is intended to be a general discussion and may not necessarily reflect all the pricing procedures followed by the Funds. Fixed income securities, including short-term debt instruments having a maturity of less than 60 days, are valued, at the evaluated mean price between the bid and asked prices in accordance with prices supplied by an approved Pricing Service. Pricing Services may use various valuation methodologies such as matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. In the absence of a price from a Pricing Service, Fair Value will be determined. These securities are categorized in Level 2 of the fair value hierarchy.

Investments in registered open-end investment companies (including money market funds), other than exchange traded funds, are valued at their reported net asset values (“NAV”). To the extent these securities are valued at their NAV per share, they are categorized in Level 1 of the fair value hierarchy.

21

ELDRIDGE ETFs
Notes to the Financial Statements
February 28, 2026(Continued)
The Board of Trustees (the “Board”) has adopted a pricing and valuation policy for use by the Funds’ and its Valuation Designee (as defined below) in calculating the Funds’ NAV. Pursuant to Rule 2a-5 under the 1940 Act, the Funds have designated the Adviser as its “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. The Valuation Designee is authorized to make all necessary determinations of the fair values of the portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.
The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Funds’ securities by level within the fair value hierarchy as of February 28, 2026:
Eldridge AAA CLO ETF

Investments at Fair Value	Level 1	Level 2	Level 3	Total
Assets
Collateralized Loan Obligations	$—	$287,373,442	$—	$287,373,442
Total	$—	$287,373,442	$—	$287,373,442

Eldridge BBB-B CLO ETF

Investments at Fair Value	Level 1	Level 2	Level 3	Total
Assets
Collateralized Loan Obligations	$—	$590,544,794	$—	$590,544,794
Total	$—	$590,544,794	$—	$590,544,794

Refer to the Schedule of Investments for further disaggregation of investment categories. As of the period ended February 28, 2026, the Funds did not hold any Level 3 securities, nor were there any transfers into or out of Level 3.

22

ELDRIDGE ETFs
Notes to the Financial Statements
February 28, 2026(Continued)
B.
Cash and Cash Equivalents – Idle cash may be swept into various overnight demand deposits and classified as Cash Equivalents on the Statements of Assets and Liabilities. The Funds maintain cash in a bank deposit account which, at times, may exceed the United States federally insured limit. Amounts swept overnight are available on the next business day. Any temporary cash overdrafts by the Funds are reported as payable to custodian.

C.
Guarantees and Indemnifications – In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred.

D.
Security Transactions, Income and Expenses – Investments in CLOs may be subject to certain tax provisions that could result in the Funds incurring tax or recognizing income prior to receiving cash distributions related to such income. CLOs that fail to comply with certain U.S. tax disclosure requirements may be subject to withholding requirement that could adversely affect cash flows and investments results. Any unrealized losses the Funds experience with respect to its CLO investments may be an indication of future realized losses. Gain and losses on paydowns of CLOs are reflected in interest income on the Statements of Operations. The Funds follow industry practice and record security transactions on the trade date. Realized gains and losses on sales of securities are calculated on the basis of identified cost. Dividend income is recorded on the ex-dividend date and interest income and expense is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and regulations. Discounts and premiums on securities purchased are amortized over the expected life of the respective securities. Interest income is accounted for on the accrual basis and includes amortization of premiums and accretion of discounts on the effective interest method.

E.
Share Valuation – The NAV per share of the Funds are calculated by dividing the sum of the value of the securities held by a Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Funds’ shares will not be priced on days which the New York Stock Exchange (“NYSE”) is closed for trading.

F.
Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

G.
Statement of Cash Flows – Pursuant to the Cash Flows Topic of the Codification, the Funds qualify for an exemption from the requirement to provide a statement of cash flows and has elected not to provide a statement of cash flows.

3. RELATED PARTY TRANSACTIONS
The Trust has an agreement with the Adviser to furnish investment advisory services to the Funds. Pursuant to an Investment Advisory Agreement between the Trust and the Adviser, the Adviser is entitled to receive, on a monthly basis, a unified management fee (accrued daily) based upon the average daily net assets of the Fund at the annual rate of 0.20% for the Eldridge AAA CLO ETF and 0.50% for the Eldridge BBB-B CLO ETF.

23

ELDRIDGE ETFs
Notes to the Financial Statements
February 28, 2026(Continued)
Under the Investment Advisory Agreement, the Adviser has agreed to pay all expenses of the Funds, including acquired fund fees and expenses, except for the fee paid to the Adviser pursuant to the Investment Advisory Agreement, interest charges on any borrowings, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act.
The Advisory Agreement continues in effect from year to year only if such continuance is specifically approved at least annually by the Board or by vote of a majority of the Funds’ outstanding voting securities and by a majority of the Independent Trustees, who are not parties to the Advisory Agreement or interested persons of any such party, in each case cast in person at a meeting called for the purpose of voting on the Advisory Agreement. The Advisory Agreement is terminable without penalty by the Trust on behalf of a Fund on not more than 60 days’, nor less than 30 days’, written notice to the Adviser when authorized either by a majority vote of the Funds’ shareholders or by a vote of a majority of the Trustees, or by the Adviser on not more than 60 days’ written notice to the Trust, and will automatically terminate in the event of its “assignment” (as defined in the 1940 Act). The Advisory Agreement provides that the Adviser shall not be liable under such agreement for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission in the execution of portfolio transactions for the Funds, except for willful misfeasance, bad faith or gross negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties thereunder.
U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or “Administrator”) acts as the Funds’ Administrator, transfer agent, and fund accountant. U.S. Bank N.A. (the “Custodian”) serves as the custodian to the Funds. The Custodian is an affiliate of the Administrator. The Administrator performs various administrative and accounting services for the Funds. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the Board; monitors the activities of the Funds’ custodian; coordinates the payment of the Funds’ expenses and reviews the Funds’ expense accruals. The officers of the Trust, including the Chief Compliance Officer, are employees of the Administrator. A trustee of the Trust is an officer of the Administrator. As compensation for its services, the Administrator is entitled to a monthly fee at an annual rate based upon the average daily net assets of the Funds, subject to annual minimums. The Advisor has agreed to pay all expenses of the Funds’ Administrator, transfer agent, fund accountant and custodian in accordance with the Investment Advisory Agreement.
Quasar Distributors, LLC is the Funds’ distributor (the “Distributor”). The Distributor is not affiliated with the Adviser, Fund Services, or its affiliated companies.
4. TAX FOOTNOTE
Federal Income Taxes – The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and distribute substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Funds. Therefore, no federal income or excise tax provision is required. As of, and during the period ended February 28, 2026, the Funds did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority and did not have liabilities for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statements of Operations. The Funds are subject to examination by taxing authorities for the tax periods since the commencement of operations.

24

ELDRIDGE ETFs
Notes to the Financial Statements
February 28, 2026(Continued)
As of August 31, 2025, the Funds’ most recently completed fiscal year end, the components of accumulated earnings (losses) for income tax purposes were as follows:

	Eldridge AAA CLO ETF	Eldridge BBB-B CLO ETF
Tax cost of Investments*	$220,162,250	$773,911,878
Gross unrealized appreciation	344,919	4,042,499
Gross unrealized depreciation	(122,552)	(2,933,345)
Net unrealized appreciation	222,367	1,109,154
Undistributed ordinary income	1,008,690	5,520,312
Other accumulated loss	(212,969)	(9,607,530)
Total distributable earnings (accumulated losses)	$1,018,088	$(2,978,064)

*	Represents cost for federal income tax purposes and differs from the cost for financial reporting purposes due to wash sales.
For the year ended August 31, 2025, the Eldridge AAA CLO ETF utilized $548 of short-term capital loss carryover. As of August 31, 2025, the Funds had no capital loss carryover. A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year. For the taxable year ended August 31, 2025, the Funds deferred on a tax basis, post-October losses of:

	Late Year Ordinary Loss	Short-Term	Long-Term
Eldridge AAA CLO ETF	$—	$350,793	$137,824
Eldridge BBB-B CLO ETF	$—	$9,914,157	$306,626

Qualified late year losses are certain ordinary losses which occur during the portion of the Funds’ taxable year subsequent to August 31.
Distributions to Shareholders – The Funds intend to distribute all net investment income monthly and net realized gains at least annually. Distributions to shareholders are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, GAAP requires that they be reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Funds.
For the year ended August 31, 2025 no such reclassifications were made between distributable earnings and paid-in capital for Eldridge AAA CLO ETF.
For the year ended August 31, 2025, the following table shows the reclassifications made due to redemptions in-kind for Eldridge BBB-B CLO ETF:

Accumulated Losses	Paid-In Capital
$179,525	$(179,525)

25

ELDRIDGE ETFs
Notes to the Financial Statements
February 28, 2026(Continued)
The tax character of distributions paid for the period ended February 28, 2026 and the year ended August 31, 2025, are as follows:
Eldridge AAA CLO ETF

	Ordinary Income*	Long-Term Capital Gain	Total Distributions Paid
2026	$6,297,010	$—	$6,297,010
2025	$6,737,177	$70,456	$6,807,633

Eldridge BBB-B CLO ETF

	Ordinary Income*	Long-Term Capital Gain	Total Distributions Paid
2026	$30,079,134	$—	$30,079,134
2025	$52,654,170	$326,046	$52,980,216

*	For federal income tax purposes, distributions of short-term capital gains are treated as ordinary income
5. DISTRIBUTION FEES
The Board has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act (the “Plan”). In accordance with the Plan, the Funds are authorized to pay an amount up to 0.25% of each Fund’s average daily net assets each year for certain distribution-related activities. As authorized by the Board, no Rule 12b-1 fees are currently paid by the Funds and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, they will be paid out of the Funds’ assets. The Adviser and its affiliates may, out of their own resources, pay amounts to third parties for distribution or marketing services on behalf of the Funds.
6. SHARE TRANSACTIONS
Shares of the Funds are listed and trade on the New York Stock Exchange. Market prices for the shares may be different from their NAV. The Funds issue and redeem shares on a continuous basis at NAV generally in blocks of 50,000 shares for Eldridge AAA CLO ETF and 100,000 shares for Eldridge BBB-B CLO ETF called “Creation Units.” Creation Units are issued and redeemed principally for cash, may also be issued and redeemed in kind for securities held by or eligible to be held by the Funds. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Funds. Creation Units may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem shares directly from the Funds. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.
A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for the Funds is $300, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Funds’ Custodian has determined to waive some or all of the creation order costs associated with the order, or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee, payable to the Funds, may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to the transaction. Variable fees received by the Funds, if any, are

26

ELDRIDGE ETFs
Notes to the Financial Statements
February 28, 2026(Continued)
displayed in the Capital Shares Transactions section of the Statements of Changes in Net Assets. The Funds may issue an unlimited number of shares of beneficial interest, with no par value.
All shares of the Funds have equal rights and privileges.
7. INVESTMENT TRANSACTIONS
The aggregate purchases and sales (excluding short-term investments), creations in-kind and redemptions in-kind, by the Funds for the period ended February 28, 2026, were as follows:
Eldridge AAA CLO ETF

	Purchases	Sales	Creations In-Kind	Redemptions In-Kind
U.S. Government	$—	$—	$—	$—
Other	$83,693,942	$16,708,000	$—	$—

Eldridge BBB-B CLO ETF

	Purchases	Sales	Creations In-Kind	Redemptions In-Kind
U.S. Government	$—	$—	$—	$—
Other	$85,042,575	$252,049,458	$13,254,132	$6,004,716

8. PRINCIPAL RISKS
CLO Risk – The risks of investing in CLO securities include both the credit risk associated with the underlying loans combined with the risks associated with the CLO structure governing the priority of payments (and any legal and counterparty risk associated with carrying out the priority of payments). The Eldridge AAA CLO ETF intends to invest primarily in AAA rated tranches (or equivalent ratings by a NRSRO) and the Eldridge BBB-B CLO ETF intends to invest primarily in BBB and BB rated tranches (or equivalent ratings by a NRSRO); however, these ratings do not constitute a guarantee of credit quality and it’s possible that under stressed market environments these tranches could experience substantial losses due to actual defaults, write-downs of the equity or other subordinated tranches, increased sensitivity to defaults due to collateral default and impairment of subordinate tranches, market anticipation of defaults, and general market aversion to CLO securities as an asset class. In addition, these risks are heightened with respect to the below investment grade CLOs in which the Funds may significantly invest (up to 70% of the Fund’s total assets). The most common risks associated with investing in CLOs are interest rate risk, credit risk, liquidity risk, prepayment risk (i.e., the risk that in a declining interest rate period CLO tranches could be refinanced or paid off prior to their maturities and the Funds would then have to reinvest the proceeds at a lower rate), and the risk of default of the underlying asset.
9. LINE OF CREDIT
The Funds have established a secured line of credit (“LOC”) in the amount of $150,000,000, 20% of a borrowing Fund’s gross market value or 33.33% of the fair market value of a borrowing Fund’s net assets, whichever is less. When utilized the LOC would be collateralized by a first priority security interest in the assets of a borrowing Fund. The LOC matures, unless renewed on January 29, 2027. The LOC is intended to provide short-term financing, if necessary, subject to certain restrictions and covenants, in connection with shareholder redemptions. The LOC is with the Custodian. Interest is charged at the prime rate which was 6.75% as of February 28, 2026. The Funds have authorized the Custodian to charge any of a borrowing Fund’s accounts for any missed payments. During the period ended February 28, 2026, the Funds did not utilize its line of credit.
10. ACCOUNTING PRONOUNCEMENT
Management has evaluated the impact of adopting ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures with respect to the financial statements and disclosures and determined there is no material impact for the Funds. The Funds operate as a single segment entity. The

27

ELDRIDGE ETFs
Notes to the Financial Statements
February 28, 2026(Continued)
Funds income, expenses, assets, and performance are regularly monitored and assessed by senior leadership at the Adviser, who serves as the chief operating decision maker, using the information presented in the financial statements and financial highlights.
11. SUBSEQUENT EVENTS
On March 2, 2026, the Eldridge AAA CLO ETF and Eldridge BBB-B CLO ETF declared ordinary income dividends of $0.09196206 and $0.17080527, payable on March 9, 2026, to shareholders of record on March 3, 2026.
On April 1, 2026, the Eldridge AAA CLO ETF and Eldridge BBB-B CLO ETF declared ordinary income dividends of $0.10953606 and $0.15891051, payable on April 8, 2026, to shareholders of record on April 2, 2026.
Management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued and has determined no additional items require recognition or disclosure.

28

ELDRIDGE ETFs
ADDITIONAL INFORMATION
February 28, 2026 (Unaudited)
AVAILABILITY OF FUND PORTFOLIO INFORMATION
The Funds file complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Part F of Form N-PORT, which is available on the SEC’s website at www.sec.gov. The Funds’ Part F of Form N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. For information on the Public Reference Room call 1-800-SEC-0330. In addition, the Funds’ Part F of Form N-PORT is available without charge upon request by calling 1-800-617-0004.
AVAILABILITY OF PROXY VOTING INFORMATION
A description of the Funds’ Proxy Voting Policies and Procedures are available without charge, upon request, by calling 1-800-617-0004. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent period ended June 30, is available (1) without charge, upon request, by calling 1-800-617-0004, or on the SEC’s website at www.sec.gov.
FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS
Information regarding how often shares of the Funds trade on the exchange at a price about (i.e. at a premium) or below (i.e. at a discount) the NAV of the Funds are available, without charge on the Funds’ websites at www.clozfund.com or www.cloxfund.com.
ADDITIONAL REQUIRED DISCLOSURE FROM FORM N-CSR
Changes in and Disagreements with Accountants for Open-End Investment Companies.
There were no changes in or disagreements with accountants during the period covered by this report.
Proxy Disclosure for Open-End Investment Companies.
There were no matters submitted to a vote of shareholders during the period covered by this report.
Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.
All fund expenses, including Trustee compensation, are paid by the Investment Adviser pursuant to the Investment Advisory Agreement. Additional information related to those fees is available in the Funds’ Statement of Additional Information.
Statement Regarding Basis for Approval of Investment Advisory Contract.
Not applicable.

29

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INVESTMENT ADVISER
Eldridge Structured Credit Advisers, LLC
767 5th Avenue, 17th Floor
New York, NY 10153
DISTRIBUTOR
Quasar Distributors, LLC
190 Middle Street, Suite 301
Portland, ME 04101
CUSTODIAN
U.S. Bank N.A.
1555 North Rivercenter Drive
Milwaukee, WI 53212
ADMINISTRATOR, FUND ACCOUNTANT AND TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, WI 53202
LEGAL COUNSEL
Thompson Hine, LLP
41 South High Street, Fl 17
Columbus, OH 43215

(b)	Financial Highlights are included within the financial statements filed under Item 7(a) of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

Trustee compensation is paid by the Investment Adviser pursuant to its Investment Advisory Agreement. Additional information related to those fees is available in the Funds’ Statement of Additional Information.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable for semi-annual reports.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(5) Change in the registrant’s independent public accountant. Not applicable to open-end investment companies and ETFs.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Series Portfolios Trust

By (Signature and Title)	/s/ Ryan L. Roell
Ryan L. Roell, Principal Executive Officer

Date	5/4/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Ryan L. Roell
Ryan L. Roell, Principal Executive Officer

Date	5/4/2026

By (Signature and Title)	/s/ Douglas Schafer
Douglas Schafer, Principal Financial Officer

Date	5/4/2026